Segmental information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 336	$ 238	$ 262
Landlord contributions to property, plant and equipment	14
Timing differences and other adjustments	(1)	(8)
Additions per the Financial Statements	349	230
Property, plant and equipment	44	29
Intangible assets	241	180
Investment in associates and joint ventures	47	14
Other financial assets	17	7
Additions per the Financial Statements	349	230
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	120	67	87
Timing differences and other adjustments		1
Additions per the Financial Statements	120	68
Property, plant and equipment	10	13
Intangible assets	51	36
Investment in associates and joint ventures	47	14
Other financial assets	12	5
Additions per the Financial Statements	120	68
Europe [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	18	15	45
Additions per the Financial Statements	18	15
Intangible assets	15	15
Other financial assets	3
Additions per the Financial Statements	18	15
AMEA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	8	7	8
Timing differences and other adjustments		(1)
Additions per the Financial Statements	8	6
Property, plant and equipment		2
Intangible assets	6	2
Other financial assets	2	2
Additions per the Financial Statements	8	6
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	2	1	4
Timing differences and other adjustments		(1)
Additions per the Financial Statements	2
Property, plant and equipment	2
Additions per the Financial Statements	2
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	188	148	$ 118
Landlord contributions to property, plant and equipment	14
Timing differences and other adjustments	(1)	(7)
Additions per the Financial Statements	201	141
Property, plant and equipment	32	14
Intangible assets	169	127
Additions per the Financial Statements	$ 201	$ 141